VAN KAMPEN UNIT TRUSTS, SERIES 590

                   Enhanced Index Strategies Portfolio 2006-3


                SUPPLEMENT TO THE PROSPECTUS DATED JULY 11, 2006


         Notwithstanding anything to the contrary in the prospectus, the stock of Telefonica Publicidad e Informacion, S.A. is no longer included in the Portfolio named above.


Supplement Dated:  August 18, 2006